PLAN DESCRIPTION (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Schedule of Employer Contribution Vesting	Employer contributions including, but not limited to, matching additional and discretionary are subject to vesting as follows:

Years of service	Vesting percentage
Less than three	—%
Three or more	100%